Subsequent events (Details) € / shares in Units, € in Millions	Jul. 29, 2020 EUR (€) € / shares
Disclosure of non-adjusting events after reporting period [abstract]
Interim dividend (in euros per share) | € / shares	€ 0.30
Interim dividend | €	€ 798